Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 4,105	$ 2,939
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,759	1,798
Credit loss expense / (release)	263	201
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(157)	(110)
Deferred tax expense / (benefit)	(607)	127
Net loss / (gain) from investing activities	(153)	95
Net loss / (gain) from financing activities	13,603	(3,961)
Other net adjustments	(31,208)	18,094
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	6,953	675
Receivables from securities financing transactions measured at amortized cost	14,925	13,812
Payables from securities financing transactions measured at amortized cost	1,509	(38)
Cash collateral on derivative instruments	(3,533)	(2,120)
Loans and advances to customers	(7,214)	13,445
Customer deposits	(1,952)	(9,900)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	33,794	(4,779)
Brokerage receivables and payables	5,294	(101)
Financial assets at fair value not held for trading and other financial assets and liabilities	(11,885)	(15,110)
Provisions and other non-financial assets and liabilities	(3,275)	(1,986)
Income taxes paid, net of refunds	(1,331)	(1,223)
Net cash flow from / (used in) operating activities	20,889	11,858
Cash flow from / (used in) investing activities
Purchase of subsidiaries, business, associates and intangible assets	(17)	0
Disposal of subsidiaries, business, associates and intangible assets	482	55
Purchase of property, equipment and software	(1,109)	(913)
Disposal of property, equipment and software	62	40
Purchase of financial assets measured at fair value through other comprehensive income	(7,175)	(2,132)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,772	2,501
Purchase of debt securities measured at amortized cost	(14,792)	(1,850)
Disposal and redemption of debt securities measured at amortized cost	5,625	4,848
Net cash flow from / (used in) investing activities	(14,150)	2,549
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding		(42,587)
Net issuance (repayment) of short-term debt measured at amortized cost	3,002	(3,384)
Net movements in treasury shares and own equity derivative activity	(2,073)	(1,786)
Distributions paid on UBS shares	(2,866)	(2,256)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	61,836	59,080
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(71,129)	(71,389)
Inflows from securities financing transactions measured at amortized cost	565	2,863
Outflows from securities financing transactions measured at amortized cost	(1,561)	(2,052)
Net cash flows from other financing activities	(544)	(404)
Net cash flow from / (used in) financing activities	(12,769)	(61,916)
Total cash flow
Cash and cash equivalents at the beginning of the period	244,090	340,207
Net cash flow from / (used in) operating, investing and financing activities	(6,030)	(47,510)
Effects of exchange rate differences on cash and cash equivalents	20,992	(13,733)
Cash and cash equivalents at the end of the period	259,052	278,964
of which: cash and balances at central banks	236,193	248,336
of which: amounts due from banks	19,821	19,811
of which: money market paper	3,039	10,818
Net cash flow from / (used in) operating activities includes:
Interest received in cash	21,679	28,362
Interest paid in cash	19,602	24,087
Dividends on equity investments, investment funds and associates received in cash	$ 1,803	$ 1,529